FHLB Advances	12 Months Ended
Sep. 30, 2012
FHLB Advances [Abstract]
Federal Home Loan Bank Advances
FHLB ADVANCES

Maturity dates of FHLB advances were as follows:

September 30,	2012	2011
	(In thousands)
FHLB advances
Within 1 year	—	—
1 to 3 years	100,000	—
4 to 5 years	500,000	1,212,066
More than 5 years	1,280,000	750,000
	$1,880,000	$1,962,066

$450,000,000 of the 2012 advances and $1,150,000,000 of the 2011 advances included in the above table are callable by the FHLB. If these callable advances were to be called at the earliest call dates, the maturities of all FHLB advances would be as follows:

September 30,	2012	2011
	(In thousands)
FHLB advances
Within 1 year	$275,000	$1,100,000
1 to 3 years	275,000	450,000
4 to 5 years	500,000	412,066
More than 5 years	830,000	—
	$1,880,000	$1,962,066

Financial data pertaining to the weighted-average cost and the amount of FHLB advances were as follows:

September 30,	2012	2011	2010
	(In thousands)
Weighted average interest rate at end of year	3.60%	4.10%	4.24%
Weighted daily average interest rate during the year	4.14%	4.35%	4.46%
Daily average of FHLB advances	$1,949,019	$1,883,135	$2,070,843
Maximum amount of FHLB advances at any month end	1,961,895	1,962,616	2,078,695
Interest expense during the year	80,617	81,994	92,402

FHLB advances are collateralized as provided for in the Advances, Pledge and Security Agreement by all FHLB stock owned by the Company, deposits with the FHLB and certain mortgages or deeds of trust securing such properties as provided in the agreements with the FHLB. As a member of the FHLB of Seattle, the Company currently has a credit line of 50% of the total assets of the Bank, subject to collateralization requirements.